Debt (Details)	1 Months Ended	6 Months Ended	12 Months Ended															6 Months Ended	12 Months Ended													1 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended																																																																																																								6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 30, 2013 USD ($)	Apr. 30, 2013	Dec. 31, 2011 USD ($)	Jun. 30, 2013 Senior Notes 4 Point 25 Percent Due April 2018 [Member] USD ($)	Dec. 31, 2012 Senior Notes 4 Point 25 Percent Due April 2018 [Member] USD ($)	Jun. 30, 2013 Corporate Debt USD ($)	Dec. 31, 2012 Corporate Debt USD ($)	Dec. 31, 2011 Corporate Debt USD ($)	Jun. 30, 2013 Senior credit facility USD ($)	Dec. 31, 2012 Senior credit facility USD ($)	Jun. 30, 2013 Senior Term Facility USD ($)	Dec. 31, 2012 Senior Term Facility USD ($)	Dec. 31, 2011 Senior Term Facility USD ($)	Mar. 31, 2011 Senior Term Facility USD ($)	Jun. 30, 2013 Senior ABL Facility USD ($)	Dec. 31, 2012 Senior ABL Facility USD ($)	Dec. 31, 2011 Senior ABL Facility USD ($)	Jun. 30, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)		Dec. 31, 2011 Senior Notes USD ($)		Jun. 30, 2013 7.50% Senior Notes due October 2018 USD ($)	Dec. 31, 2012 7.50% Senior Notes due October 2018	Dec. 31, 2011 7.50% Senior Notes due October 2018 USD ($)	Jun. 30, 2013 7.375% Senior Notes due January 2021 USD ($)	Dec. 31, 2012 7.375% Senior Notes due January 2021 USD ($)	Dec. 31, 2011 7.375% Senior Notes due January 2021 USD ($)	Mar. 31, 2012 6.25% Senior Notes Due October 2022 USD ($)	Dec. 31, 2012 6.25% Senior Notes Due October 2022 USD ($)	Jun. 30, 2013 6.25% Senior Notes Due October 2022 USD ($)	Dec. 31, 2011 6.25% Senior Notes Due October 2022 USD ($)	Mar. 31, 2012 6.75% Senior Notes due April 2019 USD ($)	Jun. 30, 2013 6.75% Senior Notes due April 2019 USD ($)	Dec. 31, 2012 6.75% Senior Notes due April 2019 USD ($)	Dec. 31, 2011 6.75% Senior Notes due April 2019 USD ($)	Jun. 30, 2013 5.875% Senior Notes Due October 2020 USD ($)	Dec. 31, 2012 5.875% Senior Notes Due October 2020 USD ($)	Jun. 30, 2013 Promissory Notes USD ($)	Dec. 31, 2012 Promissory Notes USD ($)	Dec. 31, 2011 Promissory Notes USD ($)	Jun. 30, 2013 Other Corporate Debt USD ($)	Dec. 31, 2012 Other Corporate Debt USD ($)	Dec. 31, 2011 Other Corporate Debt USD ($)	Jun. 30, 2013 Fleet debt USD ($)	Dec. 31, 2012 Fleet debt USD ($)	Dec. 31, 2011 Fleet debt USD ($)	Jun. 30, 2013 U.S. Fleet Variable Funding Notes USD ($)	Dec. 31, 2012 U.S. Fleet Variable Funding Notes USD ($)	Dec. 31, 2011 U.S. Fleet Variable Funding Notes USD ($)	Jun. 30, 2013 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	May 30, 2013 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	Dec. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)		Jun. 30, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	Mar. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	Dec. 31, 2011 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)		Jun. 30, 2013 U.S. Fleet Medium Term Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes USD ($)	Dec. 31, 2011 U.S. Fleet Medium Term Notes USD ($)	Jun. 30, 2013 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)		Jun. 30, 2013 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)		Jun. 30, 2013 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)		Jun. 30, 2013 US Fleet Medium Term Notes 2013 Series 1 USD ($)	Jan. 31, 2013 US Fleet Medium Term Notes 2013 Series 1 USD ($)	Dec. 31, 2012 US Fleet Medium Term Notes 2013 Series 1 USD ($)	Jun. 30, 2013 RCFC US Fleet Variable Funding Notes USD ($)	Dec. 31, 2012 RCFC US Fleet Variable Funding Notes USD ($)	Jun. 30, 2013 RCFC Series 2010-3 Notes USD ($)	Dec. 31, 2012 RCFC Series 2010-3 Notes USD ($)	Dec. 31, 2011 RCFC Series 2010-3 Notes USD ($)	Jun. 30, 2013 RCFC Series 2011-1 Notes USD ($)	Dec. 31, 2012 RCFC Series 2011-1 Notes USD ($)	Dec. 31, 2011 RCFC Series 2011-1 Notes USD ($)	Jun. 30, 2013 RCFC Series 2011-2 Notes USD ($)	Dec. 31, 2012 RCFC Series 2011-2 Notes USD ($)	Dec. 31, 2011 RCFC Series 2011-2 Notes USD ($)	Jun. 30, 2013 RCFC U.S. ABS Program USD ($)	Dec. 31, 2012 RCFC U.S. ABS Program USD ($)	Jun. 30, 2013 Donlen GN II Variable Funding Note Facility USD ($)	Dec. 31, 2012 Donlen GN II Variable Funding Note Facility USD ($)	Dec. 31, 2011 Donlen GN II Variable Funding Note Facility USD ($)	Jun. 30, 2013 Other Fleet Debt USD ($)	Dec. 31, 2012 Other Fleet Debt USD ($)	Dec. 31, 2011 Other Fleet Debt USD ($)	Jun. 30, 2013 U.S. Fleet Financing Facility USD ($)	Dec. 31, 2012 U.S. Fleet Financing Facility USD ($)	Dec. 31, 2011 U.S. Fleet Financing Facility USD ($)	Jun. 30, 2013 European Revolving Credit Facility [Member] USD ($)	May 30, 2013 European Revolving Credit Facility [Member] USD ($)	May 30, 2013 European Revolving Credit Facility [Member] EUR (€)	Dec. 31, 2012 European Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 European Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 European Fleet Notes USD ($)	May 30, 2013 European Fleet Notes GBP (£)	Dec. 31, 2012 European Fleet Notes USD ($)	Dec. 31, 2011 European Fleet Notes USD ($)	Jun. 30, 2013 European Securitization USD ($)	Dec. 31, 2012 European Securitization USD ($)		Dec. 31, 2011 European Securitization USD ($)		Jun. 30, 2013 Canadian Securitization USD ($)	Dec. 31, 2012 Canadian Securitization USD ($)	Dec. 31, 2011 Canadian Securitization USD ($)	Jun. 30, 2013 Dollar Thrifty Sponsored Canadian Securitization [Member] USD ($)	Dec. 31, 2012 Dollar Thrifty Sponsored Canadian Securitization [Member] USD ($)	Dec. 31, 2011 Dollar Thrifty Sponsored Canadian Securitization [Member] USD ($)	Jun. 30, 2013 Australian Securitization USD ($)	Dec. 31, 2012 Australian Securitization USD ($)		Dec. 31, 2011 Australian Securitization USD ($)		Jun. 30, 2013 Brazilian Fleet Financing Facility USD ($)	Dec. 31, 2012 Brazilian Fleet Financing Facility USD ($)	Dec. 31, 2011 Brazilian Fleet Financing Facility USD ($)	Jun. 30, 2013 Capitalized Leases USD ($)	Dec. 31, 2012 Capitalized Leases USD ($)	Dec. 31, 2011 Capitalized Leases USD ($)	Jan. 31, 2013 Class-A, Three Year USD ($)	Jan. 31, 2013 Class-B, Three Year USD ($)	Jan. 31, 2013 Class-A, Five Year USD ($)	Jan. 31, 2013 Class-B, Five Year USD ($)	Apr. 30, 2013 Tranche B Term Loans [Member] USD ($)	Apr. 30, 2013 Tranche B-2 Term Loans [Member]	Jun. 30, 2013 Maximum 6.75% Senior Notes due April 2019	Jun. 30, 2013 Minimum Senior ABL Facility	Dec. 31, 2012 Minimum Senior ABL Facility	Jun. 30, 2013 Letters of credit USD ($)	Dec. 31, 2012 Letters of credit USD ($)	Dec. 31, 2012 Letters of credit Senior credit facility USD ($)	Jun. 30, 2013 Letters of credit Senior Term Facility USD ($)	Jun. 30, 2013 Letters of credit Senior ABL Facility USD ($)	Dec. 31, 2012 Letters of credit Senior ABL Facility USD ($)	Apr. 30, 2013 LIBOR	Apr. 30, 2013 LIBOR Minimum Tranche B-2 Term Loans [Member]
Debt Instrument [Line Items]
Average Interest Rate (as a percent)														3.26%	3.75%			2.89%	2.47%		6.58%	6.74%	[1]																			6.96%	6.96%		3.51%	4.40%								1.04%		1.11%	[2]								5.37%	5.11%	[2]			3.77%	3.77%	[2]			2.86%	2.86%	[2]			1.68%					1.03%			2.81%			3.21%					1.00%	1.15%					2.95%	3.27%		2.67%			2.86%		8.50%		8.50%		2.50%	2.48%	[2]			2.14%	2.16%		2.13%	2.13%		4.17%	4.61%	[2]			13.89%	13.07%		4.08%	4.40%
8.875% Senior Notes due January 2014			$ 1,419,000,000			$ 0	$ 250,000,000	$ 0						$ 2,114,800,000	$ 2,125,500,000	$ 1,389,500,000		$ 1,005,800,000	$ 195,000,000	$ 0	$ 3,900,000,000	$ 3,650,000,000	[1]	$ 2,638,600,000	[1]	$ 700,000,000		$ 700,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000		$ 500,000,000	$ 500,000,000	$ 0		$ 1,250,000,000	$ 1,250,000,000	$ 1,000,000,000	$ 700,000,000	$ 700,000,000	$ 48,700,000	$ 48,700,000	$ 224,700,000	$ 58,500,000	$ 88,700,000	$ 49,600,000				$ 2,590,000,000	$ 2,350,000,000	$ 1,345,000,000	$ 2,590,000,000		$ 2,350,000,000	[2]			$ 1,000,000,000	[2]	$ 3,105,300,000	$ 2,443,700,000	$ 2,732,100,000	$ 807,500,000	$ 1,095,900,000	[2]	$ 1,384,300,000	[2]	$ 749,800,000	$ 749,800,000	[2]	$ 749,800,000	[2]	$ 598,000,000	$ 598,000,000	[2]	$ 598,000,000	[2]	$ 950,000,000		$ 0			$ 540,000,000	$ 519,000,000	$ 0	$ 500,000,000	$ 500,000,000	$ 0	$ 400,000,000	$ 400,000,000	$ 0	$ 1,440,000,000	$ 1,419,000,000	$ 943,800,000	$ 899,300,000	$ 811,200,000	$ 2,184,100,000	$ 1,791,300,000		$ 171,000,000	$ 166,000,000	$ 136,000,000	$ 357,900,000			$ 185,300,000	$ 200,600,000	$ 520,500,000		$ 529,400,000	$ 517,700,000	$ 363,000,000	$ 242,200,000	[2]	$ 256,200,000	[2]	$ 124,200,000	$ 100,500,000	$ 68,300,000	$ 76,400,000	$ 55,300,000	$ 0	$ 119,700,000	$ 148,900,000	[2]	$ 169,300,000	[2]	$ 13,000,000	$ 14,000,000	$ 23,100,000	$ 429,600,000	$ 337,600,000	$ 363,700,000
Unamortized Net (Discount) Premium									3,200,000	3,300,000	(6,900,000)																																					8,800,000	12,100,000	(10,900,000)
Debt		17,394,200,000	15,014,474,000			10,907,849,000			7,131,000,000	6,111,200,000	4,295,500,000																																					10,263,200,000	8,903,300,000	6,612,300,000																																																		1,791,300,000	1,724,000,000
Interest rate (as a percent)							4.25%																			7.50%	7.50%		7.38%	7.375%			6.25%	6.25%			6.75%	6.75%		5.88%																																																																								8.50%																								1.12%	1.86%	1.83%	2.48%												100.00%	75.00%
Aggregate amounts of maturities of debt for each of the twelve month periods
2013		7,028,280,000
2014		2,124,400,000	1,100,000
2015		1,140,000,000	1,900,000
2016		366,500,000	300,000
2017		2,819,100,000	200,000
After 2017		3,903,900,000	5,800,000
Letters of Credit
Outstanding standby letters of credit												638,000,000	626,600,000																																																																																																																																				664,400,000	681,400,000
Face amount																																																																																	950,000,000																																																							282,750,000	42,250,000	543,750,000	81,250,000	1,372,000,000
Weighted average interest rate of short term borrowings (as percent)		2.10%	1.80%
Other Short-term Borrowings		6,741,100,000	5,718,700,000
Maximum maturity period of outstanding borrowings to be reflected as short-term borrowings (in months)		3 months	3 months
Period over which cash generated from operations, together with amounts available under various liquidity facilities will be adequate to permit entity to meet debt maturities (in months)		12 months
2012 Events
Additional aggregate principal issued																																500,000,000	500,000,000			250,000,000
Increase in the credit agreement's borrowing capacity				38,300,000													750,000,000																																						2,738,800,000			250,000,000	250,000,000																																															130,100,000	100,000,000				25,000,000
Registration Rights
Special interest (as a percent)																																					0.25%	0.25%
Period of initial default per registration payment arrangement																																					90 days	90 days
Increase in special interest during each subsequent 90 day period (as a percent)																																					0.25%	0.25%
Period of subsequent default per registration payment arrangement																																					90 days	90 days
Increase in Special Interest Rate Per Annum on Default Maximum																																																																																																																																														0.50%
Financial Covenant Compliance
Fixed charge coverage ratio																																																																																																																																															1	1
Borrowing Capacity and Availability
Remaining Capacity		1,125,200,000	2,267,200,000						357,300,000	1,183,700,000								357,300,000	1,183,700,000																													767,900,000	1,083,500,000		148,800,000	88,800,000																															60,000,000	81,000,000												60,000,000	105,000,000					19,000,000	24,000,000		58,500,000			105,900,000						157,400,000	287,200,000				85,000,000	100,500,000		66,900,000	95,500,000		112,300,000	110,500,000								85,100,000
Availability Under Borrowing Base Limitation		357,300,000	1,181,400,000						357,300,000	1,146,000,000								357,300,000	1,146,000,000																													0	35,400,000		0	0																															0	0												0	0					0	0		0			7,900,000						0	0				0	0		0	0		0	0								27,500,000													8,000,000	100,000	1,006,500,000	1,010,400,000
Total assets of variable interest entities		579,300,000	440,800,000			456,300,000
Total liabilities of variable interest entities		578,800,000	440,300,000			455,800,000
Treasury Stock, Value, Acquired, Par Value Method		$ (467,200,000)
Shares of common stock acquired	23,200,000
Number of quarters most recentely ended for which the Hertz credit group would be subject to a specified fixed charge coverage ratio																		1 year	1 year
Debt Instrument, Basis Spread on Variable Rate					275.00%																																																																																																																																								225.00%
Debt Instrument, Interest Rate, Alternative Base Rate Margin					175.00%																																																																																																																																								125.00%

[1]	References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2012 and December 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.
[2]	Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.